Fair Value (Changes in Level 3 Instruments Measured on a Recurring Basis) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Balance at end of year	¥ 252,558		¥ 395,922
Level 3 [Member]
Balance at beginning of year	144,350		149,997
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(113,651)	[1]
Purchases, sales, issuances and settlements, net	34,346		(11,546)
Included in earnings	546	[2]	3,573	[3]
Included in other comprehensive loss	1,401		2,326
Balance at end of year	66,992		144,350
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date			3,520
Level 3 [Member] | Corporate Debt Securities [Member]
Balance at beginning of year	28,933		26,532
Purchases, sales, issuances and settlements, net	2,046		(271)
Included in earnings	546	[2]	(15)	[3]
Included in other comprehensive loss	1,401		2,687
Balance at end of year	32,926		28,933
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date			(14)
Level 3 [Member] | Subordinated Interests resulting from Securitization [Member]
Balance at beginning of year	115,417		123,465
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(113,651)	[1]
Purchases, sales, issuances and settlements, net	32,300		(11,275)
Included in earnings			3,588	[3]
Included in other comprehensive loss			(361)
Balance at end of year	34,066		115,417
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date			¥ 3,534

[1]	A portion of subordinated interests resulting from securitization was eliminated because of the consolidation of securitization entities.
[2]	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2011 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.
[3]	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2010 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.